Subsequent Events (Details Narrative) - Blockchain Training Alliance, Inc. [Member] - Subsequent Event [Member] - Stock Purchase Agreement [Member]	Apr. 08, 2021 USD ($) shares
Cash received	$ 600,000
Principal amount of promissory notes	$ 150,000
Interest rate	1.00%
Restricted common shares received | shares	201,439